COMMON SHARES (Details) - shares	Dec. 31, 2016	Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Outstanding warrants to purchase common stock	67,302,668	13,980,000
Outstanding Options to purchase common stock	778,761	778,761
Approved but not Outstanding Options to purchase common stock		3,175,000
Unvested Common Stock under the 2014 Incentive Plan	962,500	7,316,667
Common Stock reserved under the 2016 Incentive Plan	30,000,000
Option to purchase Common Stock reserved under the 2016 Incentive Plan	15,000,000
Common Stock reserved under the October 2016 Offering	57,000,000
Total shares reserved for issuance	171,043,929	25,250,428